Exhibit 99.1

Navient Student Loan Trust 2014-1

Monthly Servicing Report

Distribution Date 06/25/2021

Collection Period 05/01/2021 - 05/31/2021

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/29/2014	04/30/2021	05/31/2021
	Principal Balance	$717,979,937.57	$300,808,388.53	$299,417,228.29
	Interest to be Capitalized Balance	11,067,273.43	2,465,285.25	2,525,627.61
	Pool Balance	$729,047,211.00	$303,273,673.78	$301,942,855.90
	Specified Reserve Account Balance	4,867,795.00	758,184.18	754,857.14
	Adjusted Pool (1)	$733,915,006.00	$304,031,857.96	$302,697,713.04
	Weighted Average Coupon (WAC)	6.16%	6.11%	6.12%
	Number of Loans	121,418	40,856	40,443
	Aggregate Outstanding Principal Balance - Tbill		$7,173,500.83	$7,198,178.32
	Aggregate Outstanding Principal Balance - LIBOR		$296,100,172.95	$294,744,677.58
	Pool Factor		0.404963435	0.403186385
	Since Issued Constant Prepayment Rate		1.76%	1.57%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2021	06/25/2021
	A3	63938EAC8	$220,231,459.74	$218,913,991.63
	A4	63938EAD6	$60,000,000.00	$60,000,000.00
	B	63938EAE4	$20,000,000.00	$20,000,000.00

C	Account Balances	05/25/2021	06/25/2021
	Reserve Account Balance	$758,184.18	$754,857.14
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,546,155.06	$866,448.17
	Supplemental Loan Purchase Account	-	-

D	Asset/Liability	05/25/2021	06/25/2021
	Adjusted Pool Balance + Supplemental Loan Purchase	$304,031,857.96	$302,697,713.04
	Total Notes	$300,231,459.74	$298,913,991.63
	Difference	$3,800,398.22	$3,783,721.41
	Parity Ratio	1.01266	1.01266

Page 2 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

II.	Trust Activity 05/01/2021 through 05/31/2021

A	Student Loan Principal Receipts
	Borrower Principal	1,284,342.86
	Guarantor Principal	150,780.48
	Consolidation Activity Principal	811,983.80
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	24,176.88
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$2,271,284.02
B	Student Loan Interest Receipts
	Borrower Interest	477,403.28
	Guarantor Interest	3,512.52
	Consolidation Activity Interest	8,226.05
	Special Allowance Payments	43,897.35
	Interest Subsidy Payments	194,141.02
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	(13,345.83)
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	13,731.15
	Total Interest Receipts	$727,565.54
C	Reserves in Excess of Requirement	$3,327.04
D	Investment Income	$113.74
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$2,546,155.06
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(87,679.57)
	Floor Income Rebate Fees to Dept. of Education	$(2,582,877.14)
	Funds Allocated to the Floor Income Rebate Account	$(866,448.17)
M	AVAILABLE FUNDS	$2,011,440.52
N	Non-Cash Principal Activity During Collection Period	$(880,123.78)
O	Non-Reimbursable Losses During Collection Period	$2,046.67
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

III.	2014-1 Portfolio Characteristics

		05/31/2021				04/30/2021
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	5.90%	49	$214,752.93	0.072%	5.75%	54	$227,434.93	0.076%
	GRACE	6.40%	23	$104,108.00	0.035%	6.80%	18	$91,426.00	0.030%
	DEFERMENT	6.06%	2,529	$16,963,093.61	5.665%	6.00%	2,779	$18,592,954.98	6.181%

REPAYMENT:	CURRENT	6.09%	30,264	$212,752,007.00	71.055%	6.09%	30,497	$214,109,607.50	71.178%
	31-60 DAYS DELINQUENT	6.37%	905	$7,653,024.09	2.556%	6.22%	713	$6,647,556.19	2.210%
	61-90 DAYS DELINQUENT	5.87%	390	$3,607,486.80	1.205%	6.38%	464	$5,342,477.24	1.776%
	91-120 DAYS DELINQUENT	6.34%	264	$2,881,195.63	0.962%	6.37%	298	$3,258,352.61	1.083%
	> 120 DAYS DELINQUENT	6.28%	632	$5,980,317.16	1.997%	6.10%	644	$5,348,383.08	1.778%

	FORBEARANCE	6.20%	5,290	$48,269,316.94	16.121%	6.19%	5,304	$46,557,149.13	15.477%
	CLAIMS IN PROCESS	5.78%	97	$991,926.13	0.331%	5.84%	85	$633,046.87	0.210%

TOTAL			40,443	$299,417,228.29	100.00%		40,856	$300,808,388.53	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

IV.	2014-1 Portfolio Characteristics (cont’d)

	05/31/2021	04/30/2021
Pool Balance	$301,942,855.90	$303,273,673.78
Outstanding Borrower Accrued Interest	$11,882,552.74	$11,771,116.66
Borrower Accrued Interest to be Capitalized	$2,525,627.61	$2,465,285.25
Borrower Accrued Interest >30 Days Delinquent	$669,195.77	$749,349.49
Total # Loans	40,443	40,856
Total # Borrowers	13,025	13,182
Weighted Average Coupon	6.12%	6.11%
Weighted Average Remaining Term	170.66	170.24
Non-Reimbursable Losses	$2,046.67	$4,885.94
Cumulative Non-Reimbursable Losses	$1,913,172.66	$1,911,125.99
Since Issued Constant Prepayment Rate (CPR)	1.57%	1.76%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	$13,492.79
Cumulative Rejected Claim Repurchases	$295,738.55	$295,738.55
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$878,108.62	$789,564.15
Borrower Interest Accrued	$1,466,854.33	$1,425,590.33
Interest Subsidy Payments Accrued	$60,803.51	$62,330.40
Special Allowance Payments Accrued	$15,725.59	$15,093.22

Page 5 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

V.	2014-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL - (1) Subsidized	5.80%	19,014	71,083,485.43	23.741%
	- GSL - Unsubsidized	6.07%	15,913	104,652,333.20	34.952%
	- PLUS (2) Loans	8.36%	1,054	26,834,069.43	8.962%
	- SLS (3) Loans	3.27%	3	17,692.17	0.006%
	- Consolidation Loans	5.78%	4,459	96,829,648.06	32.339%
	Total	6.12%	40,443	$299,417,228.29	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.35%	30,785	184,817,948.09	61.726%
	- Two Year	5.50%	4,653	15,897,464.56	5.309%
	- Technical	5.54%	487	1,653,031.81	0.552%
	- Other	5.77%	4,518	97,048,783.83	32.413%
	Total	6.12%	40,443	$299,417,228.29	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

VI.	2014-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,011,440.52
A	Trustee Fees	-	$2,011,440.52
B	Primary Servicing Fee	$51,104.16	$1,960,336.36
C	Administration Fee	$6,667.00	$1,953,669.36
D	Class A Noteholders’ Interest Distribution Amount	$157,579.59	$1,796,089.77
E	Class B Noteholders’ Interest Distribution Amount	$27,411.41	$1,768,678.36
F	Reserve Account Reinstatement	-	$1,768,678.36
G	Class A Noteholders’ Principal Distribution Amount	$1,317,468.11	$451,210.25
H	Class B Noteholders’ Principal Distribution Amount	-	$451,210.25
I	Unpaid Expenses of The Trustees	-	$451,210.25
J	Carryover Servicing Fee	-	$451,210.25
K	Remaining Amounts to the Noteholders after the first auction date	-	$451,210.25
L	Excess Distribution Certificateholder	$451,210.25	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$299,417,228.29
B	Interest to be Capitalized	$2,525,627.61
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$754,857.14
E	Less: Specified Reserve Account Balance	$(754,857.14)
F	Total	$301,942,855.90
G	Class A Notes Outstanding (after application of available funds)	$278,913,991.63
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

VII.	2014-1 Distributions

Distribution Amounts

	A3	A4	B
Cusip/Isin	63938EAC8	63938EAD6	63938EAE4
Beginning Balance	$220,231,459.74	$60,000,000.00	$20,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.51%	0.75%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2021	5/25/2021	5/25/2021
Accrual Period End	6/25/2021	6/25/2021	6/25/2021
Daycount Fraction	0.08611111	0.08611111	0.08611111
Interest Rate*	0.60163%	0.84163%	1.59163%
Accrued Interest Factor	0.000518070	0.000724737	0.001370571
Current Interest Due	$114,095.37	$43,484.22	$27,411.41
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$114,095.37	$43,484.22	$27,411.41
Interest Paid	$114,095.37	$43,484.22	$27,411.41
Interest Shortfall	-	-	-
Principal Paid	$1,317,468.11	-	-
Ending Principal Balance	$218,913,991.63	$60,000,000.00	$20,000,000.00
Paydown Factor	0.003764195	0.000000000	0.000000000
Ending Balance Factor	0.625468548	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021

VIII.	2014-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$300,231,459.74
	Adjusted Pool Balance	$302,697,713.04
	Overcollateralization Amount	$3,783,721.41
	Principal Distribution Amount	$1,317,468.11
	Principal Distribution Amount Paid	$1,317,468.11

B	Reserve Account Reconciliation
	Beginning Period Balance	$758,184.18
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$758,184.18
	Required Reserve Acct Balance	$754,857.14
	Release to Collection Account	$3,327.04
	Ending Reserve Account Balance	$754,857.14

C	Floor Income Rebate Account
	Beginning Period Balance	$2,546,155.06
	Deposits for the Period	$866,448.17
	Release to Collection Account	$(2,546,155.06)
	Ending Balance	$866,448.17

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2014-1 Monthly Servicing Report: Collection Period 05/01/2021 - 05/31/2021, Distribution Date 06/25/2021